UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices) (Zip code)

PATRICIA LOUIE, ESQ.

Executive Vice President and

General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 - June 30, 2016

Item 1.	Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10509
Reporting Period: 07/01/2015 - 06/30/2016
AXA Premier VIP Trust

===================== AXA Aggressive Allocation Portfolio ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== AXA Conservative Allocation Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== AXA Conservative-Plus Allocation Portfolio ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== AXA Moderate Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== AXA Moderate-Plus Allocation Portfolio ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Charter Aggressive Growth Portfolio ======================

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

--------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Ticker:       TGSAX          Security ID:  88022L300
Meeting Date: OCT 27, 2015   Meeting Type: Special
Record Date:  OCT 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   (1) Approval of new investment          For       For          Management
      management agreement with TICL
1.2   (2) Approval of new subadvisory         For       For          Management
      agreement with FTIC
1.3   (3) Approval of use of a "manager of    For       For          Management
      manager" structure whereby the Fund's
      investment manager would be able to
      hire and replace subadvisers without
      shareholder approval
1.5   (5) To elect of all nominees as  Board  For       For          Management
      of Trustees

============= Charter Alternative 100 Conservative Plus Portfolio ==============

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

=================== Charter Alternative 100 Growth Portfolio ===================

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

================== Charter Alternative 100 Moderate Portfolio ==================

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

======================== Charter Conservative Portfolio ========================

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

--------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Ticker:       TGSAX          Security ID:  88022L300
Meeting Date: OCT 27, 2015   Meeting Type: Special
Record Date:  OCT 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   (1) Approval of new investment          For       For          Management
      management agreement with TICL
1.2   (2) Approval of new subadvisory         For       For          Management
      agreement with FTIC
1.3   (3) Approval of use of a "manager of    For       For          Management
      manager" structure whereby the Fund's
      investment manager would be able to
      hire and replace subadvisers without
      shareholder approval
1.5   (5) To elect of all nominees as  Board  For       For          Management
      of Trustees

=========================== Charter Equity Portfolio ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Charter Fixed Income Portfolio ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== Charter Growth Portfolio ===========================

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

--------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Ticker:       TGSAX          Security ID:  88022L300
Meeting Date: OCT 27, 2015   Meeting Type: Special
Record Date:  OCT 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   (1) Approval of new investment          For       For          Management
      management agreement with TICL
1.2   (2) Approval of new subadvisory         For       For          Management
      agreement with FTIC
1.3   (3) Approval of use of a "manager of    For       For          Management
      manager" structure whereby the Fund's
      investment manager would be able to
      hire and replace subadvisers without
      shareholder approval
1.5   (5) To elect of all nominees as  Board  For       For          Management
      of Trustees

===================== Charter Income Strategies Portfolio ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Charter Interest Rate Strategies Portfolio ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Charter International Conservative Portfolio =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Charter International Growth Portfolio ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Charter International Moderate Portfolio ===================

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Ticker:       TGSAX          Security ID:  88022L300
Meeting Date: OCT 27, 2015   Meeting Type: Special
Record Date:  OCT 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   (1) Approval of new investment          For       For          Management
      management agreement with TICL
1.2   (2) Approval of new subadvisory         For       For          Management
      agreement with FTIC
1.3   (3) Approval of use of a "manager of    For       For          Management
      manager" structure whereby the Fund's
      investment manager would be able to
      hire and replace subadvisers without
      shareholder approval
1.5   (5) To elect of all nominees as  Board  For       For          Management
      of Trustees

====================== Charter Moderate Growth Portfolio =======================

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

--------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Ticker:       TGSAX          Security ID:  88022L300
Meeting Date: OCT 27, 2015   Meeting Type: Special
Record Date:  OCT 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   (1) Approval of new investment          For       For          Management
      management agreement with TICL
1.2   (2) Approval of new subadvisory         For       For          Management
      agreement with FTIC
1.3   (3) Approval of use of a "manager of    For       For          Management
      manager" structure whereby the Fund's
      investment manager would be able to
      hire and replace subadvisers without
      shareholder approval
1.5   (5) To elect of all nominees as  Board  For       For          Management
      of Trustees

========================== Charter Moderate Portfolio ==========================

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:       LPEIX          Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To approve a new Investment             For       For          Management
      Sub-Advisory Aggreement, among
      Financial Investors Trust, ALPS
      Advisors, Inc. and Red Rocks Capital,
      LLC

--------------------------------------------------------------------------------

ALPS RED ROCKS - LISTED PRIVATE EQUITY

Ticker:                      Security ID:  317609782
Meeting Date: JUL 07, 2015   Meeting Type: Special
Record Date:  JUN 25, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approval of new Investment              For       For          Management
      Sub-Advisory Agreement

--------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Ticker:       TGSAX          Security ID:  88022L300
Meeting Date: OCT 27, 2015   Meeting Type: Special
Record Date:  OCT 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   (1) Approval of new investment          For       For          Management
      management agreement with TICL
1.2   (2) Approval of new subadvisory         For       For          Management
      agreement with FTIC
1.3   (3) Approval of use of a "manager of    For       For          Management
      manager" structure whereby the Fund's
      investment manager would be able to
      hire and replace subadvisers without
      shareholder approval
1.5   (5) To elect of all nominees as  Board  For       For          Management
      of Trustees

===================== Charter Multi-Sector Bond Portfolio ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Charter Real Assets Portfolio =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Charter Small Cap Growth Portfolio ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Charter Small Cap Value Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2015 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2025 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2035 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2045 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2055 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and Chief Executive Officer
Date:	August 24, 2016